Short Term Borrowings (Narrative Part I) (Details) (USD $)	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 29,500,000
Available-for-sale Securities Pledged as Collateral, Book Value	30,618,545
Available-for-sale Securities Pledged as Collateral	31,537,558
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000